Land Use Rights And Yew Forest Assets (Details 1) (USD $)				12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Schedule of land and yew forest use rights
Land and yew forest use rights		$ 22,094,697	$ 16,058,406
Less: accumulated amortization		(1,141,135)	(730,088)
Total	$ 20,048,846	$ 20,953,562	$ 15,328,318
Useful life				16 years	50 years